LOANS	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
LOANS

NOTE 5 – LOANS

Loans payable - Related Parties

Between November 2023 and May 2024, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $71,629. Additionally, in August 2024, the same affiliated institutional investor loaned the Company an amount of $85,000 AUD ($57,639 USD). These loans bear no interest and are payable on demand.

Effective August 1, 2024, the Company entered into and closed a loan agreement with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $150,000 AUD ($98,060 USD). The Company used the net proceeds for general working capital purposes. The maturity date of the loan is November 1, 2024, or sooner at the discretion of the Company, and the loan bears an interest rate of 12% per annum and default interest rate of 18% per annum. The Company has the right to prepay in full at any time with no prepayment penalty. By mutual consent the amount can be repaid via the issuance of common stock of the Company (upon uplisting on NASDAQ) and the strike price shall be at a 35% discount to lowest daily balance of the five preceding trading days. Such loan is past due and currently in default.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2025

(Unaudited)

Between November 2024 and December 2024, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $15,000 AUD ($9,731 USD). These loans bear no interest and are payable on demand.

Effective December 3, 2024, the Company entered into and closed a loan agreement with an institutional investor affiliated with one of our directors, Josef Zelinger, pursuant to which the investor loaned the Company an aggregate principal amount of $175,000 AUD ($113,485 USD). The Company used the net proceeds for general working capital purposes. The term of the loan is four months or less (to be determined at the discretion of the Company), with $70,000 AUD due on February 28, 2024 and $105,000 AUD due on April 2, 2024. The loan bears an interest rate of 12% per annum and default interest rate of 18% per annum.

In January 2025, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $25,000 AUD ($15,485 USD). These loans bear no interest and are payable on demand.

The loans payable – related parties amounted to $366,029 and $71,629 as of March 31, 2025 and June 30, 2024, respectively.

Loan payable -long-term- Related Party

On July 5, 2023, the Company and an institutional investor affiliated with one of our directors, Josef Zelinger, entered into a letter agreement, pursuant to which such investor loaned the Company an aggregate of $230,000 AUD ($153,256 USD). Pursuant to such agreement, the term of such loan is three (3) years, ending on July 5, 2026, with an interest rate of 10% to be paid monthly in arrears. In connection with such loan, the Company issued 250 warrants to purchase common stock to such investor immediately exercisable at an initial exercise price of $600 per share (subject to certain adjustments such as stock dividend, stock splits, subsequent right offering and pro-rata distribution) with an expiry date of July 5, 2026. The Company accounted for the 250 warrants issued with this loan payable as debt discount by using the relative fair value method. The total debt discount which is equivalent to the relative fair value of the warrants of $141,084 was based on a fair value determination using a Black-Scholes model with the following assumptions: stock price at valuation date of $7,140 based on the closing price of common stock at date of grant, exercise price of $600, dividend yield of zero, expected term of 3.00, a risk-free rate of 4.59%, and expected volatility of 268%. The debt discount shall be amortized over the term of this loan. A portion of the proceeds of such loan were used to repay an outstanding balance of approximately $143,000 due on a convertible note held by a third-party investor and which had been in default.

Accrued interest from this loan amounted to $15,158 as of June 30, 2024. Amortization of debt discount from this loan for fiscal year 2024 was $46,470. The total principal outstanding under this loan was $153,256 and remaining unamortized debt discount of $94,614 as of June 30, 2024 as reflected in the accompanying condensed consolidated balance sheet as loan payable – long-term – related party, net of discount of $58,642.

Accrued interest from this loan amounted to $26,662 as of March 31, 2025. Amortization of debt discount for the nine months ended March 31, 2025 was $35,271 and for the three months ended March 31, 2025 was $11,585. The total principal outstanding under this loan was $153,256 and remaining debt discount of $59,343 as of March 31, 2025 as reflected in the accompanying condensed consolidated balance sheet as loan payable – long-term – related party, net of discount of $93,913.

Loan Payable

Crown Bridge Securities Purchase Agreement

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, LLC (“Crown Bridge”), pursuant to which Crown Bridge purchased a convertible promissory note from the Company (the “Crown Bridge Note”), which had a remaining principal balance of $65,280 as of June 30, 2024. The maturity date of the Crown Bridge Note was October 3, 2020 and is currently past due. The Crown Bridge Note bore interest at a default interest rate of 15% per annum. In August 2022, the SEC filed a complaint against Crown Bridge due to its violation of Section 15(a)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Crown Bridge agreed to surrender all conversion rights in its currently held convertible notes, including the Crown Bridge Note. Consequently, during fiscal year 2023, the Company reclassified the remaining principal balance of $65,280 from a convertible note into a loan payable which is the principal balance at March 31, 2025 and June 30, 2024. Additionally, the Company recorded the remaining put premium of $43,520 into gain on extinguishment of debt during fiscal year 2023. The total accrued interest from this loan amounted to $52,918 and $45,541 as of March 31, 2025 and June 30, 2024, respectively.

Loans Payable - others

In June 2024, the Company entered into loan agreements with two investors who loaned the Company an aggregate of $120,000 AUD ($79,811 USD). The maturity dates of these loans were both in June 2025. These loans bore interest at a rate of 12% per annum. On February 5, 2025, the Company entered into a Debt Exchange Agreements with the two investors and issued an aggregate of 30,000 shares of common stock in exchange for the total outstanding loan including accrued interest of $86,248. Those shares were valued at $10 per share or $300,000, being the closing price of the stock on the date of grant to the two investors. Accordingly, the fair market value of the shares issued was $300,000, resulting in a loss on extinguishment of debt at the time of exchange of $213,752 during the nine months ended March 31, 2025. As of March 31, 2025 and June 30, 2024, the total balance of these loans amounted to $0 and $79,811, respectively, and accrued interest of $0 and $665, respectively.

The aggregate principal outstanding on the above loans was $65,280 and $145,091 as of March 31, 2025 and June 30, 2024, respectively.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2025

(Unaudited)

Loan in default

The Crown Bridge Note is currently past due and in default, consisting of $65,280 principal and $52,918 accrued interest, which includes interest accruing at the default interest rate at 15%.

NOTE 5 – LOANS

Loan from Former Director - Related Party

Loan from the Company’s former director at June 30, 2024 and 2023 was $49,528 and $49,314, respectively. The loan bears no interest and is payable on demand. The Company did not repay any amount on this loan during the years ended June 30, 2024 and 2023, respectively, (see Note 10).

Loans payable - Related Party

Between November 2023 and May 2024, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $71,629. The loans bear no interest and are payable on demand. The loans payable amounted to $71,629 and $0 as of June 30, 2024 and 2023, respectively.

Loan payable -long-term- Related Party

On July 5, 2023, the Company and an institutional investor affiliated with one of our directors, Josef Zelinger, entered into a letter agreement, pursuant to which such investor loaned the Company an aggregate of $230,000 AUD ($153,256 USD). Pursuant to such agreement, the term of such loan is three (3) years, ending on July 5, 2026, with an interest rate of 10% to be paid monthly in arrears. In connection with such loan, the Company issued 250 warrants to purchase common stock to such investor immediately exercisable at an initial exercise price of $600 per share (subject to certain adjustments such as stock dividend, stock splits, subsequent right offering and pro-rata distribution) with an expiry date of July 5, 2026. The Company accounted for the 250 warrants issued with this loan payable as debt discount by using the relative fair value method. The total debt discount which is equivalent to the relative fair value of the warrants of $141,084 was based on a fair value determination using a Black-Scholes model with the following assumptions: stock price at valuation date of $7,140 based on the closing price of common stock at date of grant, exercise price of $600, dividend yield of zero, expected term of 3.00, a risk-free rate of 4.59%, and expected volatility of 268%. The debt discount shall be amortized over the term of this loan.

A portion of the proceeds of such loan were used to repay an outstanding balance of approximately $143,000 due on a convertible note (Coventry Note) held by a third-party investor and which had been in default (see Note 6).

Accrued interest from this loan amounted to $15,158 as of June 30, 2024. Amortization of debt discount from this loan for the year ended June 30, 2024 was $46,470. The total principal outstanding under this loan was $153,256 and remaining unamortized debt discount of $94,614 as of June 30, 2024 as reflected in the accompanying consolidated balance sheet as loan payable – long-term – related party, net of discount of $58,642.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

Loans Payable

Crown Bridge Securities Purchase Agreement

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, LLC (“Crown Bridge”), pursuant to which Crown Bridge purchased a convertible promissory note from the Company (the “Crown Bridge Note”), which had a remaining principal balance of $65,280 as of June 30, 2024 (see Note 6). The maturity date of the Crown Bridge Note was October 3, 2020 and is currently past due. The Crown Bridge Note bore interest at a default interest rate of 15% per annum. In August 2022, the SEC filed a complaint against Crown Bridge due to its violation of Section 15(a)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Crown Bridge agreed to surrender all conversion rights in its currently held convertible notes, including the Crown Bridge Note. Consequently, during fiscal year 2023, the Company reclassified the remaining principal balance of $65,280 from a convertible note into a loan payable which is the principal balance at June 30, 2024 and 2023. Additionally, the Company recorded the remaining put premium of $43,520 into gain on extinguishment of debt during fiscal year 2023. The total accrued interest from this loan amounted to $45,541 and $35,722 as of June 30, 2024 and 2023, respectively.

Loans Payable - others

In June 2024, the Company entered into loan agreements with two investors who loaned the Company an aggregate of $120,000 AUD ($79,811 USD). The maturity dates of these loans are both in June 2025. These loans bear interest at a rate of 12% per annum. The total balance of these loans amounted to $79,811 and accrued interest of $665 as of June 30, 2024.

The aggregate principal outstanding on the above loans was $145,091 and $65,280 as of June 30, 2024 and 2023, respectively.

Loan in default

The Crown Bridge Note is currently past due and in default, consisting of $65,280 principal and $45,541 accrued interest, which includes interest accruing at the default interest rate at 15%.